SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Feb. 16, 2021
Summary of Significant Accounting Policies [Line Items]
Offering costs	$ 165,778	$ 8,855,000	$ 165,778	$ 14,438,150
Federal depository insurance coverage	250,000	250,000
Unrecognized Tax Benefits	$ 0	0	0
Unrecognized Tax Benefits, Interest on Income Taxes Expense		0	0
Unrecognized Tax Benefits, Income Tax Penalties Expense		0	0
Income Tax Expense (Benefit)		$ 0	$ 0
Class B ordinary shares
Summary of Significant Accounting Policies [Line Items]
Shares subject to forfeiture (in shares)	825,000		825,000
Subsequent Event
Summary of Significant Accounting Policies [Line Items]
Offering costs				$ 14,438,150